Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010	May 27, 2012 Darden Stock Units	May 27, 2012 Darden Stock Units Minimum	May 27, 2012 Darden Stock Units Maximum	May 27, 2012 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	May 27, 2012 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member] Minimum	May 27, 2012 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member] Maximum	May 27, 2012 5.625% Senior Notes Due October 2012 Senior Notes	May 27, 2012 4.500% Senior Notes Due October 2021 Senior Notes	Oct. 11, 2011 4.500% Senior Notes Due October 2021 Senior Notes	May 27, 2012 Natural Gas Contracts	May 27, 2012 Other Commodity Futures And Swap Contracts	May 27, 2012 Foreign Currency	May 27, 2012 Interest Rate Locks 5.625% Senior Notes Due October 2012	May 27, 2012 Interest Rate Swaps 5.625% Senior Notes Due October 2012	May 27, 2012 Forward Contracts Darden Stock Units	May 27, 2012 Forward Contracts Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	Aug. 29, 2009 Forward Contracts Interest Rate Swaps 5.625% Senior Notes Due October 2012
Derivative, maturity date													Sep. 30, 2012	May 30, 2013
Contract expiration date															May 31, 2013			Aug. 01, 2016
Notional amount of derivatives																$ 300.0	$ 250.0			$ 300.0
Gain loss on sale of derivatives recorded in net income and accumulated other comprehensive income																(53.7)
Accumulated other comprehensive income loss cumulative changes in net gain loss from cash flow hedges before tax																52.6
Interest rate of debt (percentage)										5.625%	4.50%	4.50%
Face amount of debt										350.0	400.0	400.0
Maturity date of debt										Oct. 01, 2012	Oct. 01, 2021
Derivative instruments, gain (loss) recognized in income, et	3.3	3.6	3.4
Minimum vesting period, in years (years)	1			4
Maximum vesting period, in years (years)	4			5
Forward contract indexed to issuer's equity, indexed shares (shares)							0.7											1.1
Common stock at forward contract rate (dollars per share)					$ 27.57	$ 45.66		$ 23.41	$ 50.19
Investment maturity date, range start																			2013
Investment maturity date, range end																			2016
Amount of gain (loss) reclassified from AOCI to Earnings (effective portion)	$ (7.4)